Document and Entity Information	May 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 24, 2023
Entity Registrant Name	XYLEM INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-35229
Entity Tax Identification Number	45-2080495
Entity Address, Address Line One	301 Water Street SE
Entity Address, Postal Zip Code	20003
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
City Area Code	202
Local Phone Number	869-9150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XYL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on January 23, 2023 by Xylem Inc., an Indiana corporation (the “Company”), the Company, Fore Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Evoqua Water Technologies Corp., a Delaware corporation (“Evoqua”), entered into an Agreement and Plan of Merger, dated as of January 22, 2023 (the “Merger Agreement”), which provided for, among other things, the merger (the “Merger”) of Merger Sub with and into Evoqua, with Evoqua continuing as the surviving corporation. On May 24, 2023, the Merger was consummated in accordance with the terms of the Merger Agreement, and the Company filed a Current Report on Form 8-K on May 24, 2023 (the “Original Report”), relating to the completion of the Merger.This Amendment No. 1 (this “Amendment”) is being filed by the Company to provide the financial information that was previously omitted from the Original Report and includes the financial information referred to in Item 9.01(a) and (b), below. Pursuant to the instructions to Item 9.01 of Form 8-K, the Company hereby amends Item 9.01 of the Original Report to include the previously omitted financial statements and pro forma financial information.
Entity Central Index Key	0001524472